Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 38,192	$ 32,768
Less – accumulated depreciation	(21,436)	(16,662)
Property and equipment, net	16,756	16,106
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	526	509
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,294	6,898
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,637	6,430
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,735	$ 18,931